Bank Loans (Tables)	12 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
Schedule of Bank Loans

The Company’s bank loans which are all denominated in HKD, consist of:

		Interest	Maturity	As of March 31,
	Type	rate	dates	2024	2025
				USD	USD
Long-term borrowings:
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	441,402	302,685
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	712,018	488,257
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	196,653	134,852
Hang Seng Bank Limited	Mortgage	HIBOR+1.4%	December 2026	283,200	185,250
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	April 2027	403,969	280,783
				2,037,242	1,391,827
Current portion of long-term borrowings				655,492	685,016
Non-current portion of long-term borrowings				1,381,750	706,811

Schedule of Annual Maturities of Long-Term Debt

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2024 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2025	655,492
2026	694,862
2027	674,982
2028	11,906
2029 and Thereafter	—
2,037,242

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2025 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2026	685,016
2027	694,932
2028	11,879
2029	—
2030 and Thereafter	—
1,391,827